Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	May 14, 2018
Document Effective Date	May 14, 2018
Prospectus Date	May 01, 2018
Eaton Vance Growth Fund | Class A
Prospectus [Line Items]
Trading Symbol	EALCX
Eaton Vance Growth Fund | Class C
Prospectus [Line Items]
Trading Symbol	ECLCX
Eaton Vance Growth Fund | Class I
Prospectus [Line Items]
Trading Symbol	ELCIX
Eaton Vance Growth Fund | Class R
Prospectus [Line Items]
Trading Symbol	ELCRX